Capital Structure, Financial Risk and Related Items - Capital Management (Details) kr in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents | kr	kr 9,858		kr 14,867	kr 9,893	kr 8,957
Marketable securities | kr	kr 11,243		kr 13,268
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility term	3 years
Credit facility value		$ 300
Credit facility option to increase		500
Extended term	2 years
Borrowings		$ 0